Employee benefits expenses (Tables)	12 Months Ended
Mar. 31, 2022
Classes of employee benefits expense [abstract]
Disclosure of Employee Benefit Expenses

(EUR thousand)		For the financial year ended March 31
Employee benefits expenses	Note	2022	2021	2020
Salaries and bonuses		(72,488)	(52,413)	(105,436)
Social security charges		(14,138)	(11,502)	(21,012)
Social costs		(2,592)	(1,003)	(2,588)
Defined benefit plans	29	(1,560)	(1,169)	(1,199)
Other personnel expenses		(1,427)	(350)	(1,651)
Total		(92,205)	(66,437)	(131,886)